LOSS PER SHARE	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
16.	LOSS PER SHARE

Common stock equivalents (other than the Exchangeable Shares), options and warrants were excluded from the computation of diluted loss per share for the year ended March 31, 2018 and 2017, after retrospective adjustment for a change in accounting policy (Note 2), as their effects are anti-dilutive.